Finance income and finance cost (Tables)	12 Months Ended
Dec. 31, 2025
Finance income and finance cost
Schedule of finance income and finance cost

	2025	2024	2023
Finance income - Bank interest earned	461	26	39

Unwinding of rehabilitation provision - Blanket (note 29)	255	197	109
Finance cost - Leases (note 19)	93	10	22
Finance cost - Overdrafts	1,477	1,811	1,657
Finance cost – Solar bonds payable (note 31)	1,160	846	549
Finance cost – Motapa bonds payable	—	—	619
Finance cost - Loans and borrowings (note 30)	529	293	—
Finance cost - Zimbabwe Electricity Supply Authority	—	—	68
Total finance cost	3,514	3,157	3,024

Finance cost paid	2025	2024	2023
Finance cost (note 15)	3,514	3,157	3,024
Non cash - loan note interest (note 31)	(186)	(86)	(363)
Non cash - Unwinding of rehabilitation provision (note 29)	(255)	(197)	(109)
Non cash - Finance cost on leases (note 19)	—	(10)	(22)
Non cash – Trade payables	—	—	(68)
	3,073	2,864	2,462